Annual Report

[GRAPHIC OMITTED]

                                                             JUNE 30, 2002

FRANKLIN TEMPLETON
MONEY FUND TRUST


   FRANKLIN TEMPLETON MONEY FUND


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FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS

  THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE
       BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.



[PHOTO OMITTED]

CHARLES B. JOHNSON
CHAIRMAN
FRANKLIN TEMPLETON
MONEY FUND TRUST



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

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN TEMPLETON MONEY FUND TRUST SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL. THE FUND INVESTS ALL OF ITS ASSETS IN THE SHARES OF THE MONEY MARKET PORTFOLIO (THE PORTFOLIO), WHICH HAS THE SAME INVESTMENT GOAL. THE PORTFOLIO, IN TURN, INVESTS IN VARIOUS MONEY MARKET INSTRUMENTS SUCH AS U.S. GOVERNMENT SECURITIES AND OTHER U.S. DOLLAR-DENOMINATED SECURITIES. THE FUND ATTEMPTS TO MAINTAIN A STABLE $1.00 SHARE PRICE.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report for Franklin Templeton Money Fund Trust covers the period ended June 30, 2002. The year under review began with the economy struggling but showing signs of life. The Federal Reserve Board (the Fed), after aggressively lowering the overnight bank lending rate during 2001's first half, began to pull back on its monetary easing policy. The Fed's interest rate moves combined with the government's tax cuts made it appear there was enough stimulus to eventually provide the economy a boost despite some negative indicators. Then our country was shaken to the core by the events of September 11.



CONTENTS


Shareholder Letter .........  1

Performance Summary ........  3

Financial Highlights &
Statement of Investments ...  5

Financial Statements .......  9

Notes to
Financial Statements ....... 12

Independent
Auditors' Report ........... 15

Board Members
and Officers ............... 16



FUND CATEGORY
[GRAPHIC OMITTED]
Global
Growth
Growth & Income
Income
Tax-Free Income

1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 8.

The Fed acted aggressively to help shore up the economy over the ensuing months, lowering the overnight rate an additional 200 basis points (2.0%), bringing it to 1.75% at year-end 2001 and leaving it unchanged through period-end. The government, for its part, increased spending on defense and related items. In our opinion, the added stimulus to the economy could not come soon enough, because in 2001's third quarter, the U.S. recorded an annualized 1.3% gross domestic product (GDP) contraction, at which point an official recession was declared. Unemployment continued to trend higher and business expenditures seemed nowhere to be found. Layoff announcements escalated and confidence waned; however, in a remarkable showing, the U.S. economy was not to be stopped. Automakers led the charge with financing deals and incentives that sparked record auto sales, and other businesses followed suit. The consumer, despite increased unemployment and the specter of potential additional layoffs, continued to spend at a moderate rate. These and other factors contributed to a fourth quarter 2001 GDP annualized growth rate of 1.7%.

In 2002's first quarter, the U.S. economy expanded an annualized 5.0%, which was above expectations, with consumer spending, increasing industrial production and significant productivity gains again bolstering GDP growth. In addition, the housing market showed remarkable resiliency, buoyed by extremely low interest rates. These positive trends were tempered, however, as corporate governance, accounting and Wall Street came under scrutiny in the past year. Geopolitical uncertainty only added to the volatility, contributing to a year of stock market declines.

In recognition of continued sluggish economic growth and the likelihood of lower interest rates, we extended the Fund's weighted average maturity in late 2001 and maintained a relatively longer-than-normal maturity through the end of the reporting period. By locking in higher rates for longer periods, the Fund sought to maximize its performance despite the declining interest rate environment. Reflecting the 200 basis-point decrease in the federal funds target rate over the past year, the Fund's Class B shares' seven-day effective yield declined from 3.11% on June 30, 2001, to 0.69% on June 30, 2002. Similarly, the Fund's Class C shares' seven-day effective yield fell from 3.22% to 0.70%, and Class R's dropped from 1.24% at inception on January 1, 2002, to 0.83% on June 30, 2002.

During the year under review, we invested the Portfolio's assets only in high-quality money market securities. For example, on June 30, 2002, more than 95% of the securities purchased for the Portfolio carried a long-term credit rating of AA or higher by independent credit rating agencies Standard & Poor's and Moody's, with the balance rated A. Consistent with the Fund's objective of providing shareholders with a higher-quality and conservative investment vehicle, we do not invest in derivatives or other potentially volatile securities that we believe involve undue risk.

Although we believe economic recovery is under way, we also believe muted inflation, a potential, significant slowdown in demand, and the headwinds mentioned above will likely keep interest rates low for some time. This interest rate stability should provide a favorable backdrop for economic growth, allowing

PERFORMANCE SUMMARY
6/30/02

CLASS B
-------------------------------------------

Seven-day effective yield*            0.69%

Seven-day annualized yield            0.68%

CLASS C
-------------------------------------------

Seven-day effective yield*            0.70%

Seven-day annualized yield            0.69%

CLASS R
-------------------------------------------

Seven-day effective yield*            0.83%

Seven-day annualized yield            0.83%


*The seven-day effective yield assumes the compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 6/30/02. The Fund's average weighted maturity was 63 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying Portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken these actions, the Portfolio's annualized and effective yields for the period would have been 0.39% and 0.39% for Class B shares, 0.40% and 0.40% for Class C shares, and 0.53% and 0.53% for Class R shares. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

--------------------------------------------------------------------------------
A NOTE ABOUT DUPLICATE MAILINGS
YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------


consumers to continue to spend while servicing their debt, and businesses to manage their balance sheets while planning for capital spending increases.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,
/S/SIGNATURE

Charles B. Johnson
Chairman
Franklin Templeton Money Fund Trust


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Highlights

                                                                                                  CLASS B
                                                                            ------------------------------------------------
                                                                                            YEAR ENDED JUNE 30,
                                                                            ------------------------------------------------
                                                                               2002         2001        2000        1999(C)
                                                                            ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................................    $1.00        $1.00       $1.00       $1.00
                                                                            ------------------------------------------------
Income from investment operations - net investment income ................     .015         .048        .045        .019
Less distributions from net investment income ............................    (.015)       (.048)      (.045)      (.019)
                                                                            ------------------------------------------------
Net asset value, end of year .............................................    $1.00        $1.00       $1.00       $1.00
                                                                            ================================================
Total return(a) ..........................................................     1.53%        4.92%       4.64%       1.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................................  $23,319      $11,544      $5,439        $762
Ratios to average net assets:
 Expenses(b)..............................................................     1.24%        1.25%       1.25%       1.26%(d)
 Expenses excluding waiver and payments by affiliate(b) ..................     1.56%        1.61%       1.52%       1.46%(d)
 Net investment income ...................................................     1.46%        4.66%       4.54%       3.73%(d)


(a)Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(b)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
(c)For the period January 1, 1999 (effective date) to June 30, 1999.
(d)Annualized

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Highlights (CONTINUED)


                                                                                                  CLASS C
                                                                           -------------------------------------------------
                                                                                            YEAR ENDED JUNE 30,
                                                                           -------------------------------------------------
                                                                              2002      2001       2000      1999      1998
                                                                           -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................................   $1.00     $1.00      $1.00     $1.00     $1.00
                                                                           -------------------------------------------------
Income from investment operations - net investment income ................    .016      .050       .046      .040      .043
Less distributions from net investment income ............................   (.016)    (.050)     (.046)    (.040)    (.043)
                                                                           -------------------------------------------------
Net asset value, end of year .............................................   $1.00     $1.00      $1.00     $1.00     $1.00
                                                                           =================================================

Total return(a) ..........................................................    1.57%     5.12%      4.75%     4.08%     4.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................................... $63,117   $55,342    $82,406   $77,667   $38,538


Ratios to average net assets:
 Expenses(b) .............................................................    1.20%     1.10%      1.13%     1.22%     1.25%
 Expenses excluding waiver and payments by affiliate(b) ..................    1.52%     1.46%      1.40%     1.42%     1.45%
 Net investment income ...................................................    1.58%     5.11%      4.66%     4.00%     4.39%



(a)Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(b)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Highlights (CONTINUED)

                                                                                                   CLASS R
                                                                                              -----------------
                                                                                                PERIOD ENDED
                                                                                              -----------------
                                                                                               JUNE 30, 2002(C)
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................................        $1.00
                                                                                              -----------------
Income from investment operations - net investment income ..................................         .005
Less distributions from net investment income ..............................................        (.005)
                                                                                              -----------------
Net asset value, end of period .............................................................        $1.00
                                                                                              =================

Total return(a) ............................................................................         0.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................................................         $543
Ratios to average net assets:
 Expenses(b)................................................................................         1.07%(d)
 Expenses excluding waiver and payments by affiliate(b).....................................         1.39%(d)
 Net investment income .....................................................................         0.93%(d)


(a)Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(b)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
(c)For the period January 1, 2002 (effective date) to June 30, 2002.
(d)Annualized

                                              See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2002



                                                                                      SHARES        VALUE
---------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 99.8%
The Money Market Portfolio (Note 1) (COST $86,799,900) .........................  86,799,900  $86,799,900
OTHER ASSETS, LESS LIABILITIES .2% .............................................                  179,812
                                                                                              -----------
NET ASSETS 100.0% ..............................................................              $86,979,712
                                                                                              ===========


                                              See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

Assets:
 Investments in securities, at value and cost .............................................   $86,799,900
 Receivables from capital shares sold .....................................................     1,057,500
                                                                                              -----------
Total assets ..............................................................................    87,857,400
                                                                                              -----------
Liabilities:
 Payables:
   Capital shares redeemed ................................................................       650,819
   Affiliates .............................................................................        73,507
   Shareholders ...........................................................................       126,297
 Other liabilities ........................................................................        27,065
                                                                                              -----------
      Total liabilities....................................................................       877,688
                                                                                              -----------
      Net assets, at value ................................................................   $86,979,712
                                                                                              ===========
CLASS B:
 Net assets, at value .....................................................................   $23,319,292
                                                                                              ===========
 Shares outstanding .......................................................................    23,319,292
                                                                                              ===========
 Net asset value per share(a) .............................................................         $1.00
                                                                                              ===========
CLASS C:
 Net assets, at value .....................................................................   $63,117,051
                                                                                              ===========
 Shares outstanding .......................................................................    63,117,051
                                                                                              ===========
 Net asset value per share(a) .............................................................         $1.00
                                                                                              ===========
CLASS R:
 Net assets, at value .....................................................................    $  543,369
                                                                                              ===========
 Shares outstanding .......................................................................       543,369
                                                                                              ===========
Net asset value per share(a) ..............................................................         $1.00
                                                                                              ===========


(a)Redemption price is equal to net assets less any applicable contingent deferred sales charge.


 See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002

Investment income:
 Dividends ................................................................................    $2,044,341
                                                                                              ------------
Expenses:
 Administrative fees (Note 3) .............................................................       353,929
 Distribution fees (Note 3)
   Class B ................................................................................       107,101
   Class C ................................................................................       365,390
   Class R ................................................................................           204
 Transfer agent fees (Note 3) .............................................................       148,115
 Reports to shareholders ..................................................................        15,803
 Registration and filing fees .............................................................        63,664
 Professional fees ........................................................................        14,221
 Other ....................................................................................         1,418
                                                                                              ------------
         Total expenses ...................................................................     1,069,845
         Expenses waived/paid by affiliate (Note 3) .......................................      (241,875)
                                                                                              ------------
           Net expenses ...................................................................       827,970
                                                                                              ------------
            Net investment income                                                               1,216,371
                                                                                              ------------
Net increase in net assets resulting from operations                                           $1,216,371
                                                                                              ============

                                             See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2002 AND 2001

                                                                                    2002          2001
                                                                                --------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income ......................................................    $ 1,216,371  $  3,858,301
 Distributions to shareholders from net investment income:
   Class B .................................................................       (244,163)     (388,581)
   Class C .................................................................       (971,804)   (3,469,720)
   Class R .................................................................           (404)           --
                                                                                --------------------------
 Total distributions to shareholders .......................................     (1,216,371)   (3,858,301)
 Capital share transactions: (Note 2)
   Class B .................................................................     11,775,672     6,104,539
   Class C .................................................................      7,774,825   (27,063,760)
   Class R .................................................................        543,369            --
                                                                                --------------------------
 Total capital share transactions ..........................................     20,093,866   (20,959,221)
      Net increase (decrease) in net assets ................................     20,093,866   (20,959,221)
Net assets (there is no undistributed net investment income
at beginning or end of year):
 Beginning of year .........................................................     66,885,846    87,845,067
                                                                                --------------------------
 End of year ...............................................................    $86,979,712  $ 66,885,846
                                                                                ==========================

                                              See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund). The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of June 30, 2002, the Fund owns 1.83% of the Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Notes to Financial Statements (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class B, Class C and Class R. Effective January 1, 2002, the Fund offered Class R shares to qualified investors. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2002, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                                                 YEAR ENDED JUNE 30,
                                                                                         -------------------------------
                                                                                                  2002             2001
CLASS B SHARES
Shares sold .........................................................................    $  35,565,163    $  21,348,687
Shares issued in reinvestment of distributions ......................................          244,363          386,464
Shares redeemed .....................................................................      (24,033,854)     (15,630,612)
                                                                                         -------------------------------
Net increase ........................................................................    $  11,775,672    $   6,104,539
                                                                                         ===============================
CLASS C SHARES:
Shares sold .........................................................................    $ 148,237,571    $ 751,914,104
Shares issued in reinvestment of distributions ......................................          976,683        3,485,698
Shares redeemed .....................................................................     (141,439,429)    (782,463,562)
                                                                                         -------------------------------
Net increase (decrease) .............................................................    $   7,774,825    $ (27,063,760)
                                                                                         ===============================
CLASS R SHARES:(a)
Shares sold .........................................................................    $     545,332
Shares issued in reinvestment of distributions ......................................              346
Shares redeemed .....................................................................           (2,309)
                                                                                         --------------
Net increase ........................................................................    $     543,369
                                                                                         ==============



(a)For the period January 1, 2002 (effective date) to June 30, 2002.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

      ANNUALIZED
       FEE RATE   DAILY NET ASSETS
     ----------------------------------------------------------------
         .455%    First $100 million
         .330%    Over $100 million, up to and including $250 million
         .280%    Over $250 million

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Advisers agreed in advance to waive administrative fees, as noted in the Statement of Operations.

The Fund reimburses Distributors up to .65%, .65% and .50% per year of its average daily net assets of Class B and C, and Class R, respectively, for costs incurred in marketing the Fund's shares.

Distributors received contingent deferred sales charges for the year of $302,116.

The Fund paid transfer agent fees of $148,115, of which $124,629 was paid to Investor Services.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN TEMPLETON MONEY FUND TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Money Fund (the "Fund") of the Franklin Templeton Money Fund Trust at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 8, 2002

BOARD MEMBERS AND OFFICERS
FRANKLIN TEMPLETON MONEY FUND TRUST


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                              NUMBER OF
                                                                          PORTFOLIOS IN FUND
                                                          LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                   POSITION          TIME SERVED      BY BOARD MEMBER         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)               Trustee           Since 1995           105                 None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated
(gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)                   Trustee           Since 1995           133                 Director, RBC Holdings, Inc.
One Franklin Parkway                                                                               (bank holding company) and Bar-S
San Mateo, CA 94403-1906                                                                           Foods (meat packing company)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation
(nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (69)                Trustee           Since 1995           134                 None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (73)                  Trustee           Since 1995           105                 Director, The California Center
One Franklin Parkway                                                                               for Land Recycling
San Mateo, CA 94403-1906                                                                           (redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)                  Trustee           Since 1995           133                 Director, White Mountains
One Franklin Parkway                                                                               Insurance Group Ltd. (holding
San Mateo, CA 94403-1906                                                                           company); Martek Biosciences
                                                                                                   Corporation; WorldCom, Inc.
                                                                                                   (biotechnology); Overstock.com
                                                                                                   (Internet services); and
                                                                                                   Spacehab, Inc. (aerospace
                                                                                                   services).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of
Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                              NUMBER OF
                                                                          PORTFOLIOS IN FUND
                                                          LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                   POSITION          TIME SERVED      BY BOARD MEMBER         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)               Trustee           Since 1995           133                 None
One Franklin Parkway                    and Chairman
San Mateo, CA 94403-1906                of the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (61)           Trustee           Since 1995           117                 None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)                    Vice President    Since 1995           Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)                 Vice President    Since 1995           Not Applicable      None
One Franklin Parkway                    and Chief
San Mateo, CA 94403-1906                Financial Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)                      Vice President    Since 2000           Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel,Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                              NUMBER OF
                                                                          PORTFOLIOS IN FUND
                                                          LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                   POSITION          TIME SERVED      BY BOARD MEMBER         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)                   Vice President    Since 2000           Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and
officer of one of the other sub sidiaries of Franklin Resources, Inc., and of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995);
Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
EDWARD V. MCVEY (64)                    Vice President    Since 1995           Not Applicable      None
26335 Carmel Rancho Blvd.
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment Services,
Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)                  Vice President -  Since May            Not Applicable      Director, FTI Banque, Arch
600 5th Avenue                          AML               2002                                     Chemicals, Inc. and Lingman
Rockefeller Center                      Compliance                                                 Foundation
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)               Treasurer and     Since 2000           Not Applicable      None
One Franklin Parkway                    Principal
San Mateo, CA 94403-1906                Accounting
                                        Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)                  Vice President    Since 2000           Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton
Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the
Trust's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

------------------------------------------------------------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
------------------------------------------------------------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                                                         YEAR ENDED JUNE 30,
                                                                  ------------------------------------------------------------
                                                                        2002        2001         2000        1999        1998
                                                                  ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................       $1.00       $1.00        $1.00       $1.00       $1.00
                                                                  ------------------------------------------------------------
Income from investment operations - net investment income ......        .026        .059         .056        .051        .055
Less distributions from net investment income ..................       (.026)      (.059)       (.056)      (.051)      (.055)
                                                                  ------------------------------------------------------------
Net asset value, end of year ...................................       $1.00       $1.00        $1.00       $1.00       $1.00
                                                                  ============================================================

Total return(a) ................................................        2.63%       6.08%        5.75%       5.18%       5.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................  $4,734,196  $4,490,919   $4,144,043  $3,672,404  $2,043,629
Ratios to average net assets:
 Expenses ......................................................         .15%        .15%         .15%        .15%        .15%
 Expenses excluding waiver by affiliate ........................         .16%        .16%         .16%        .15%        .16%
 Net investment income .........................................        2.56%       5.91%        5.65%       5.04%       5.50%

(a)Total return is not annualized for periods less than one year.

                               See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2002


                                                                                                  PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                      AMOUNT                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BANK NOTES 3.2%
   Bank of America NT & SA, 1.76%, 8/13/02 - 8/16/02 (COST $150,000,000) ....................  $150,000,000           $  150,000,000
                                                                                                                      --------------
   CERTIFICATES OF DEPOSIT 48.0%
   ABN AMRO Bank NV, New York Branch, 1.79% - 1.86%, 7/19/02 - 9/04/02 ......................   150,000,000              150,001,106
   Bank of Montreal, Chicago Branch, 1.79% - 1.847%, 7/12/02 - 9/05/02 ......................   100,000,000              100,000,570
   Bank of Nova Scotia, Portland Branch, 1.78%, 9/13/02 - 9/17/02 ...........................   150,000,000              150,000,000
   Banque Nationale De Paris, New York Branch, 1.84% - 1.87%, 7/18/02 - 12/17/02 ............   150,000,000              150,000,000
   Barclays Bank PLC, New York Branch, 1.82% - 1.88%, 7/23/02 - 8/22/02 .....................   125,000,000              125,002,092
   Chase Manhattan Bank, USA, N.A., Delaware Branch, 1.92%, 8/05/02 - 8/7/02 ................   150,000,000              150,000,743
   Credit Agricole, New York Branch, 1.78% - 2.73%, 8/28/02 - 3/11/03 .......................   150,000,000              150,000,000
   Deutsche Bank AG, New York Branch, 1.79% - 1.92%, 7/15/02 - 8/20/02 ......................   175,000,000              175,000,712
   Dexia Bank, New York Branch, 1.92%, 8/02/02 ..............................................    50,000,000               50,000,000
   Lloyds Bank PLC, New York Branch, 1.86%, 9/03/02 .........................................    50,000,000               50,000,883
   Rabobank Nederland NV, New York Branch, 1.87% - 2.76%, 7/30/02 - 3/24/03 .................   225,000,000              224,978,434
   Royal Bank of Canada, New York Branch, 2.615% - 4.025%, 7/02/02 - 5/30/03 ................   100,000,000               99,994,904
   Societe Generale, New York Branch, 1.82%, 7/24/02 - 7/26/02 ..............................   150,000,000              150,000,000
   Svenska Handelsbanken, New York Branch, 1.795% - 1.85%, 8/20/02 - 9/06/02 ................    75,000,000               75,001,443
   Toronto Dominion Bank, New York Branch, 1.76% - 1.78%, 7/08/02 - 8/26/02 .................   150,000,000              150,001,010
   UBS AG, Connecticut Branch, 2.825% - 4.01%, 7/02/02 - 3/24/03 ............................   100,000,000              100,000,599
   Wells Fargo Bank NA, San Francisco Branch, 1.76%, 7/01/02 ................................    75,000,000               75,000,000
   Westdeutsche Landesbank, New York Branch, 2.27%, 6/30/03 .................................   100,000,000               99,984,937
   Westpac Banking Corp., New York Branch, 1.81%, 9/09/02 ...................................    50,000,000               50,000,967
                                                                                                                      --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,274,968,400) ......................................                          2,274,968,400
                                                                                                                      --------------
(a)COMMERCIAL PAPER 35.6%
   Abbey National North America Corp., 1.82% - 1.88%, 7/29/02 - 8/21/02 .....................   100,000,000               99,797,972
   Abbott Laboratories, 144A, 1.74% - 1.80%, 7/09/02 - 8/14/02 ..............................    75,000,000               74,926,833
   ANZ (Delaware) Inc., 1.78% - 1.81%, 7/29/02 - 9/12/02 ....................................   121,000,000              120,623,244
   Canadian Imperial Holdings Inc., 1.86%, 8/19/02 ..........................................    50,000,000               49,873,417
   Canadian Wheat Board, 1.77%, 10/08/02 ....................................................    45,000,000               44,780,963
   Commonwealth Bank of Australia, 1.855%, 8/14/02 ..........................................    50,000,000               49,886,639
   Cregem North America Inc., 2.09%, 10/11/02 ...............................................    50,000,000               49,703,917
   Den Danske Corp., Inc., 1.90%, 7/03/02 - 7/08/02 .........................................    50,000,000               49,988,125
   Dupont De Nemours Inc., 1.75%, 7/09/02 ...................................................     3,000,000                2,998,833
   General Electric Capital Corp., 1.79% - 1.87%, 7/05/02 - 9/20/02 .........................   175,000,000              174,398,139
   Goldman Sachs Group Inc., 1.93%, 7/10/02 - 7/12/02 .......................................   150,000,000              149,919,583
   Halifax PLC, 1.83% - 1.835%, 8/27/02 - 8/29/02 ...........................................   100,557,000              100,258,012
   Internationale Ned. U.S. Funding, 1.93% - 2.02%, 7/31/02 - 8/09/02 .......................   150,000,000              149,702,215
   Lloyds Bank PLC, 1.83% - 1.835%, 7/16/02 - 8/23/02 .......................................   100,000,000               99,826,799
   Morgan Stanley Group Inc., 1.81%, 7/22/02 - 7/24/02 ......................................    75,000,000               74,917,042
   Nestle Capital Corp., 144A, 1.74%, 7/15/02 - 7/19/02 .....................................   125,000,000              124,903,333
   Procter & Gamble Co., 144A, 1.74%, 8/20/02 - 8/21/02 .....................................    50,000,000               49,877,958
   Province of Ontario, 1.90%, 12/09/02 .....................................................     6,000,000                5,949,017
   Societe Generale of North America Inc., 1.75%, 7/22/02 ...................................    14,000,000               13,985,708
   Svenska Handelsbanken Inc., 1.775% - 1.95%, 7/05/02 - 9/27/02 ............................   100,000,000               99,768,465
   Westpac Capital Corp., 1.83% - 2.02%, 8/12/02 - 11/14/02 .................................   100,000,000               99,536,500
                                                                                                                      --------------
 TOTAL COMMERCIAL PAPER (COST $1,685,622,714) ...............................................                          1,685,622,714
                                                                                                                      --------------

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                      PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY SECURITIES 2.4%
   Federal Home Loan Mortgage Corp., 1.76% - 2.11%, 7/17/02 - 10/02/02
   (COST $114,665,769) ..........................................................     $115,000,000    $  114,665,769
                                                                                                      --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,225,256,883) .........                      4,225,256,883
                                                                                                      --------------
(b)REPURCHASE AGREEMENTS 10.5%
    Deutsche Bank AG, 1.89%, 7/01/02 (Maturity Value $103,336,273) ...............     103,320,000       103,320,000
    Collateralized by U.S. Treasury Notes
    Morgan Stanley Dean Witter, 1.88%, 7/01/02 (Maturity Value $103,336,187) .....     103,320,000       103,320,000
    Collateralized by U.S. Treasury Notes
    UBS AG, 1.97%, 7/01/02 (Maturity Value $290,047,608) .........................     290,000,000       290,000,000
    Collateralized by U.S. Government Agency Coupons
                                                                                                      --------------
   TOTAL REPURCHASE AGREEMENTS (COST $496,640,000) ..............................                        496,640,000
                                                                                                      --------------
   TOTAL INVESTMENTS (COST $4,721,896,883) 99.7% ................................                      4,721,896,883
   OTHER ASSETS, LESS LIABILITIES .3% ...........................................                         12,298,959
                                                                                                      --------------
   NET ASSETS 100.0% ............................................................                     $4,734,195,842
                                                                                                      ==============





(a)Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
(b)See note 1(b) regarding repurchase agreements.


                                         See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                           YEAR ENDED JUNE 30,
                                                                 --------------------------------------------------------------
                                                                        2002        2001          2000       1999         1998
                                                                 --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................        $1.00       $1.00         $1.00      $1.00        $1.00
                                                                 --------------------------------------------------------------
Income from investment operations - net investment income .....         .024        .056          .054       .049         .054
Less distributions from net investment income .................        (.024)      (.056)        (.054)     (.049)       (.054)
                                                                 --------------------------------------------------------------
Net asset value, end of year ..................................        $1.00       $1.00         $1.00      $1.00        $1.00
                                                                 ==============================================================

Total return(a) ...............................................         2.43%       5.75%         5.48%      4.97%        5.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............................     $226,676    $186,718      $221,993   $258,458     $263,226
Ratios to average net assets:
 Expenses .....................................................          .15%        .15%          .15%       .15%         .15%
 Expenses excluding waiver by affiliate .......................          .16%        .16%          .16%       .15%         .16%
 Net investment income ........................................         2.33%       5.63%         5.36%      4.84%        5.40%



(a)Total return is not annualized for periods less than one year.


                                              See notes to financial statements.
22

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2002


                                                                                                  PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                              AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 24.4%
   U.S. Treasury Bill, 7/25/02 ...............................................................   $10,000,000        $  9,988,067
   U.S. Treasury Bill, 8/29/02 ...............................................................     5,000,000           4,984,922
   U.S. Treasury Bill, 9/05/02 ...............................................................     5,000,000           4,982,721
   U.S. Treasury Bill, 11/29/02 ..............................................................    10,000,000           9,920,306
   U.S. Treasury Note, 5.75%, 10/31/02 .......................................................    10,000,000          10,119,023
   U.S. Treasury Note, 4.75%, 1/31/03 ........................................................     5,000,000           5,073,233
   U.S. Treasury Note, 5.50%, 3/31/03 ........................................................     5,000,000           5,114,027
   U.S. Treasury Note, 5.50%, 5/31/03 ........................................................     5,000,000           5,135,834
                                                                                                                    ------------
   TOTAL GOVERNMENT SECURITIES (COST $55,318,133) ............................................                        55,318,133
                                                                                                                    ------------
(a)REPURCHASE AGREEMENTS 75.5%
   ABN AMRO Inc., 1.82%, 7/01/02 (Maturity Value $10,001,517) ................................    10,000,000          10,000,000
    Collateralized by U.S. Treasury Bill
   Banc of America Securities LLC, 1.80%, 7/01/02 (Maturity Value $10,001,500) ...............    10,000,000          10,000,000
    Collateralized by U.S. Treasury Notes
   Barclays Capital Inc., 1.90%, 7/01/02 (Maturity Value $20,003,167) ........................    20,000,000          20,000,000
    Collateralized by U.S. Treasury Notes
   Bear, Stearns & Co. Inc., 1.92%, 7/01/02 (Maturity Value $10,001,600) .....................    10,000,000          10,000,000
    Collateralized by U.S. Treasury Notes
   Deutsche Bank Securities Inc., 1.89%, 7/01/02 (Maturity Value $35,550,598) ................    35,545,000          35,545,000
    Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Wasserstein Securities LLC, 1.88%, 7/01/02
    (Maturity Value $10,001,563) .............................................................    10,000,000          10,000,000
    Collateralized by U.S. Treasury Notes
   Goldman, Sachs & Co., 1.88%, 7/01/02 (Maturity Value $20,003,133) .........................    20,000,000          20,000,000
    Collateralized by U.S. Treasury Bond
   Greenwich Capital Markets, Inc., 1.88%, 7/01/02 (Maturity Value $10,001,567) ..............    10,000,000          10,000,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 1.88%, 7/01/02 (Maturity Value $35,545,568) ....................    35,540,000          35,540,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 1.90%, 7/01/02 (Maturity Value $10,001,583) ..............................    10,000,000          10,000,000
    Collateralized by U.S. Treasury Bond
                                                                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS (COST $171,085,000)............................................                       171,085,000
                                                                                                                     -----------
   TOTAL INVESTMENTS (COST $226,403,133) 99.9% ...............................................                       226,403,133
   OTHER ASSETS, LESS LIABILITIES .1% ........................................................                           273,363
                                                                                                                    ------------
   NET ASSETS 100.0% .........................................................................                      $226,676,496


   (a)See note 1(b) regarding repurchase agreements.

    See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002

                                                                                                THE U.S.
                                                                                               GOVERNMENT
                                                                                    THE        SECURITIES
                                                                               MONEY MARKET   MONEY MARKET
                                                                                 PORTFOLIO      PORTFOLIO
                                                                              ----------------------------

Assets:
 Investments in securities, at value and cost ............................    $4,225,256,883  $ 55,318,133
 Repurchase agreements, at value and cost ................................       496,640,000   171,085,000
 Cash ....................................................................               256         2,903
 Interest receivable .....................................................        12,939,554       314,825
                                                                              ----------------------------
Total assets .............................................................     4,734,836,693   226,720,861
                                                                              ----------------------------
Liabilities:
 Payables:
   Affiliates ............................................................           560,058        26,820
   Professional fees .....................................................            30,151        14,929
 Other liabilities .......................................................            50,642         2,616
                                                                              ----------------------------
    Total liabilities ....................................................           640,851        44,365
                                                                              ----------------------------
Net assets, at value .....................................................    $4,734,195,842  $226,676,496
                                                                              ============================
Shares outstanding .......................................................     4,734,195,842   226,676,496
                                                                              ============================
Net asset value per share ................................................             $1.00         $1.00
                                                                              ============================



                                            See notes to financial statements.
24

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002

                                                                                                 THE U.S.
                                                                                               GOVERNMENT
                                                                                     THE       SECURITIES
                                                                                MONEY MARKET  MONEY MARKET
                                                                                  PORTFOLIO     PORTFOLIO
                                                                               ---------------------------
Investment income:
 Interest ................................................................      $133,037,918    $5,338,710
                                                                               ---------------------------
Expenses:
 Management fees (Note 3) ................................................         7,371,088       322,365
 Transfer agent fees (Note 3) ............................................           114,310         5,303
 Custodian fees ..........................................................            49,780         2,100
 Reports to shareholders .................................................             6,492           285
 Professional fees .......................................................            37,648        17,755
 Trustees' fees and expenses .............................................             5,072           228
 Other ...................................................................            49,741         2,794
                                                                               ---------------------------
     Total expenses ......................................................         7,634,131       350,830
     Expenses waived by affiliate (Note 3) ...............................          (269,021)      (27,842)
                                                                               ---------------------------
       Net expenses ......................................................         7,365,110       322,988
                                                                               ---------------------------
       Net investment income .............................................       125,672,808     5,015,722
                                                                               ---------------------------
Net realized gain from investments .......................................            83,083            --
                                                                               ---------------------------
Net increase in net assets resulting from operations .....................      $125,755,891    $5,015,722
                                                                              ============================

                                        See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2002 AND 2001

                                                                                                 THE U.S. GOVERNMENT SECURITIES
                                                              THE MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                                                         ----------------------------------------------------------------------
                                                                   2002               2001                2002            2001
                                                         ----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................ $  125,672,808     $  240,810,924        $  5,015,722    $ 11,219,781
  Net realized gain (loss) from investments ............         83,083             (5,085)                 --              --
                                                         ----------------------------------------------------------------------
       Net increase in net assets resulting
        from operations ................................    125,755,891        240,805,839           5,015,722      11,219,781
 Distributions to shareholders from net
  investment income ....................................   (125,755,891)(a)   (240,805,839)(b)      (5,015,722)    (11,219,781)
 Capital share transactions (Note 2) ...................    243,276,615        376,876,187          39,958,367     (35,274,816)
                                                         ----------------------------------------------------------------------
       Net increase (decrease) in net assets ...........    243,276,615        376,876,187          39,958,367     (35,274,816)
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ....................................  4,490,919,227      4,114,043,040         186,718,129     221,992,945
                                                         ----------------------------------------------------------------------
  End of year .......................................... $4,734,195,842     $4,490,919,227        $226,676,496    $186,718,129
                                                         ======================================================================


(a)Distributions were increased by a net realized gain from investments of $83,083.
(b)Distributions were decreased by a net realized loss from investments of $5,085.



          See notes to financial statements.
26

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2002, all outstanding repurchase agreements held by the Portfolios had been entered into on June 28, 2002.

C. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                                       THE
                                                                                    THE          U.S. GOVERNMENT
                                                                               MONEY MARKET     SECURITIES MONEY
                                                                                 PORTFOLIO      MARKET PORTFOLIO
                                                                           -------------------------------------
Year ended June 30, 2002
 Shares sold ...........................................................   $  7,836,706,875       $ 356,762,722
 Shares issued in reinvestment of distributions ........................        125,757,515           5,017,250
 Shares redeemed .......................................................     (7,719,187,775)       (321,821,605)
                                                                           -------------------------------------
       Net increase ....................................................   $    243,276,615       $  39,958,367
                                                                           =====================================
Year ended June 30, 2001
 Shares sold ...........................................................   $ 24,764,437,164       $ 619,229,326
 Shares issued in reinvestment of distributions ........................        241,376,023          11,219,610
 Shares redeemed .......................................................    (24,628,937,000)       (665,723,752)
                                                                           -------------------------------------
       Net increase (decrease) .........................................      $ 376,876,187       $ (35,274,816)
                                                                           =====================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/ Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statement of Operations.

At June 30, 2002, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                    PERCENTAGE OF
                                                                                   SHARES        OUTSTANDING SHARES
                                                                                 ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio .......................   2,343,099,947           49.49%
Franklin Money Fund ..........................................................   2,119,460,476           44.77%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..................     184,835,519            3.91%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ..........      86,799,900            1.83%


At June 30, 2002, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                    PERCENTAGE OF
                                                                                   SHARES        OUTSTANDING SHARES
                                                                                 ----------------------------------
Franklin Federal Money Fund                                                      141,561,640             62.45%
Institutional Fiduciary Trust - Franklin U.S. Government Securities
 Money Market Portfolio                                                           85,114,856             37.55%


THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 8, 2002

BOARD MEMBERS AND OFFICERS
THE MONEY MARKET PORTFOLIOS




The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

                                                                             NUMBER OF
                                                                          PORTFOLIOS IN FUND
                                                       LENGTH OF          COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                 POSITION         TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)             Trustee          Since 1992               105                     None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)                 Trustee          Since 1992               133                     Director, RBC Holdings, Inc.
One Franklin Parkway                                                                                    (bank holding company)
San Mateo, CA 94403-1906                                                                                and Bar-S Foods (meat
                                                                                                        packing company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation
(nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (74)                Trustee          Since 1998               41                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Vice President and past President, Board of Administration, California Public Employees
Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board,
Blue Shield of California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (69)              Trustee          Since 1992               134                     None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (73)                Trustee          Since 1992               105                     Director, The California
One Franklin Parkway                                                                                    Center for Land Recycling
San Mateo, CA 94403-1906                                                                                (redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------

                                                                             NUMBER OF
                                                                          PORTFOLIOS IN FUND
                                                       LENGTH OF          COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                 POSITION         TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)                Trustee          Since 1992               105                     Director, White Mountains
One Franklin Parkway                                                                                    Insurance Group, Ltd.
San Mateo, CA 94403-1906                                                                                (holding company); Martek
                                                                                                        Biosciences Corporation;
                                                                                                        WorldCom, Inc. (communica-
                                                                                                        tions services); MedImmune,
                                                                                                        Inc. (biotechnology);
                                                                                                        Overstock.com (Internet
                                                                                                        services): and Spacehab,
                                                                                                        Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of
Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                             NUMBER OF
                                                                          PORTFOLIOS IN FUND
                                                       LENGTH OF          COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                 POSITION         TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)             Trustee and      Trustee                  133                     None
One Franklin Parkway                  Chairman of      since 1992 and
San Mateo, CA 94403-1906              the Board        Chairman of
                                                       the Board
                                                       since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES E. JOHNSON (46)             Trustee and      Since 1993               34                      None
One Franklin Parkway                  President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton
Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the Board, President
and Director, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc.; and officer of 34 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (61)         Trustee and      Since 1992               117                     None
One Franklin Parkway                  Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                             NUMBER OF
                                                                          PORTFOLIOS IN FUND
                                                       LENGTH OF          COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                 POSITION         TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)                  Vice President   Since 1992               Not Applicable          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)               Vice President   Since 1995               Not Applicable          None
One Franklin Parkway                  and Chief
San Mateo, CA 94403-1906              Financial Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)                    Vice President   Since 2000               Not Applicable          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)                 Vice President   Since 2000               Not Applicable          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and
officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995);
Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)                Vice President - Since May 2002           Not Applicable          Director, FTI Banque, Arch
600 5th Avenue                        AML                                                               Chemicals, Inc. and Lingman
Rockefeller Center                    Compliance                                                        Foundation
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                             NUMBER OF
                                                                          PORTFOLIOS IN FUND
                                                       LENGTH OF          COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                 POSITION         TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
EDWARD V. MCVEY (64)                  Vice President   Since 1992               Not Applicable          None
26335 Carmel Rancho Blvd.
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment Services,
Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)             Treasurer and    Since 2000               Not Applicable          None
One Franklin Parkway                  Principal
San Mateo, CA 94403-1906              Accounting
                                      Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)                Vice President   Since 2000               Not Applicable          None
One Franklin Parkway                  and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton
Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the
Trust's adviser and distributor. Charles E. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

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



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



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 `

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[REGISTRATION MARK] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS


GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund(1)
Franklin Capital Growth Fund(2)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund

Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)

Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)


1. Effective 9/1/02, the fund's name will change to Franklin Flex Cap Growth Fund and its investment criteria will be modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
2. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
3. The fund is closed to all new investors. Existing shareholders can continue adding to their account through exchanges and purchases.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                         08/02

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FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906

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AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.


ANNUAL REPORT
FRANKLIN TEMPLETON MONEY FUND TRUST

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN[REGISTRATION MARK]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton Money Fund Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

511 A2002 08/02   [LOGO OMITTED] Printed on recycled paper